UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here is Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:    940 Southwood Blvd.
            Suite 200
            Incline Village, NV 89401

13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	Chief Operating Officer
Phone:	(773) 283-8822
Signature, Place, and Date of Signing:

Steven M. Kleiman	Chicago, Illinois	November 13, 2000

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  98

Form 13F Information Table Value Total: $714,042
List of Other Included Managers:  None

VALUE        SHARES/   SH/ PUT/ INVSTMT OTHER  Voting Authority (Shares)
NAME OF ISSUER              TITLE OF CLASS    CUSIP     (1000s)   PRN AMT   PRN  DSCRETN Mgrs  a) Sole  b) Shared c) None
CNF Trust I $2.500       TE CONS SER A	  12612V205    "7,197"    "193,200"  SH         Sole        "193,200"      0        0
Crescent Real Estate     PFD CV A 6.75%	  225756204    "1,276"     "78,200"  SH         Sole         "78,200       0        0
Emmis Comm. Corp.        PFD CV SER A	  291525202    "4,313"    "105,185"  SH         Sole        "105,185"      0        0
Equity Residential Prop. PFD CONV E 7%	  29476L883    "7,610"    "284,500"  SH         Sole        "284,500"      0        0
Freeport McMoran Copper  PFD CV 0.05 SH	  35671D501       653      "52,250"  SH         Sole         "52,250"      0        0
Metromedia Int'l Group   PFD CONV%	  591695200   "11,018"    "440,700"  SH         Sole        "440,700"      0        0
National Australia Bank  CAP UTS EXCH BL  632525309   "12,389"    "489,400"  SH         Sole        "489,400"      0        0
Simon Property Grp Inc.  PFD CV B 6.50%   828806406   "27,293"    "389,900"  SH         Sole        "389,900"      0        0
Sovereign Capital Trust  UNIT EX 111229   845905306    "9,434"    "165,500"  SH         Sole        "165,500"      0        0
Treev PIK $0.84          PFD CONV SER A   894692201   "10,258"    "603,400"  SH         Sole        "603,400"      0        0
Orix Corporation         NT CONV 0.375%05 686330AA9       597     "486,475"  PRN        Sole            0          0        0
ACT Manufacturing        SBNTCV 144A 7%07 000973AA5    "8,483"  "6,150,000"  PRN        Sole            0          0        0
AES Corportaion          JRSBDBCV 4.5%05  00130HAN5   "14,163"  "5,500,000"  PRN        Sole            0          0        0
APP Finance VI Mauritius LYONS NT ZERO 12 00202NAA3    "8,848" "75,300,000"  PRN        Sole            0          0        0
Action Performance Co.   SBNTCV 4.75% 05  004933AB3       725   "2,600,000"  PRN        Sole            0          0        0
Advanced Energy          SUBNTCV 5.25%06  007973AA8    "4,083"  "4,450,000"  PRN        Sole            0          0        0
Affiliated Computer Svc  SB NT CV 4%05    008190AD2   "12,956" "10,034,000"  PRN        Sole            0          0        0
"Alpharma, Inc."         SRSBNTCV 3%06    020813AD3    "3,719"  "1,900,000"  PRN        Sole            0          0        0
"Alpharma, Inc."         SBNTCV 5.75%05   020813AB7    "5,168"  "2,400,000"  PRN        Sole            0          0        0
American Tower Corp.     NT CV 2.25%09    029912AD4    "2,405"  "2,000,000"  PRN        Sole            0          0        0
Anixter Internation      LYONZRO 144A 20  035290AA3    "2,278"  "8,100,000"  PRN        Sole            0          0        0
At Home Corp.            SUBNTCV 4.75%06  045919AF4       507     "750,000"  PRN        Sole            0          0        0
Atrix Laboratories Inc.  SUB NT CONV 7%04 04962LAC5    "2,850"  "3,000,000"  PRN        Sole            0          0        0
Aviron                   SB NT CV 5.75%05 053762AC4    "9,059"  "4,700,000"  PRN        Sole            0          0        0
BankAtlantic Bancorp     SBDVCV 6.75%06   065908AB1   "13,035" "14,897,000"  PRN        Sole            0          0        0
BankAtlantic Bancorp     SBDBCV 5.625%07  065908AC9    "5,593"  "7,933,803"  PRN        Sole            0          0        0
CKE Restaurants Inc.     SBNTCV 4.25%04   12561EAB1    "1,029"  "2,200,000"  PRN        Sole            0          0        0
CV Therapeutics          SUBNTCV 4.75%07  126667AB0    "2,881"  "2,150,000"  PRN        Sole            0          0        0
Celestica Inc.           LYON ZERO 20     15101QAA6    "4,938" "10,000,000"  PRN        Sole            0          0        0
Checkpoint Systems Inc.  SBDBCV 5.25%05   162825AB9       650   "1,000,000"  PRN        Sole            0          0        0
Commscope Inc.           SB NT CV 4%06    203372AB3   "28,705" "33,770,000"  PRN        Sole            0          0        0
Conexant Systems         SBNTCV 4.25%06   207142AB6    "8,806"  "4,600,000"  PRN        Sole            0          0        0
Corr Therapeutic         SBNTCV 144A07    217753AC6    "6,740"  "3,420,000"  PRN        Sole            0          0        0
DRS Technologies Inc.    SRSBDBCV 9%03    23330XAB6       561     "305,000"  PRN        Sole            0          0        0
Danka Business Systems   SUBNTCV 6.75%02  236277AB5       586   "1,430,000"  PRN        Sole            0          0        0
Dupont Photomasks Inc.   GTDSBCV ZRO 04   26613XAC5       237     "250,000"  PRN        Sole            0          0        0
Etrade Group, Inc.       SUBNTCV 6%07     269246AB0    "3,284"  "3,550,000"  PRN        Sole            0          0        0
Financial Federal Corp.  SUB NT CV 4.5%05 317492AC0   "13,116" "13,879,000"  PRN        Sole            0          0        0
Four Seasons             LYON ZERO CPN 29 25100EAD6    "9,261" "22,450,000"  PRN        Sole            0          0        0
General Semiconductor    SUBNTCV 5.75%06  370787AB9    "5,011"  "5,100,000"  PRN        Sole            0          0        0
Genesco Inc.             SUBNTCV 5.5%05   371532AL6    "4,654"  "4,835,000"  PRN        Sole            0          0        0
Healthcare Realty Trust  SBDBCV 6.55%02   421946AA2    "2,398"  "2,610,000"  PRN        Sole            0          0        0
Healthsouth Corp.        SBDBCV 3.25%03   421924AF8    "4,082"  "4,860,000"  PRN        Sole            0          0        0
Hilton Hotels Corp.      Sub NT Conv 5%06 432848AL3    "3,146"  "3,745,000"  PRN        Sole            0          0        0
Ibasis Inc.              SBNTCV 5.75% 05  450732AA0    "1,218"  "2,400,000"  PRN        Sole            0          0        0
Internet Capital Group   SUB NT CV 5.5%04 46059CAA4    "3,241"  "6,240,000"  PRN        Sole            0          0        0
Interpublic Group Co.    SUBNTCV 1.87%06  460690AJ9    "5,562"  "9,915,000"  PRN        Sole            0          0        0
Intevac Inc.             SBNTCV 6.5%04    461148AC2       125     "225,000"  PRN        Sole            0          0        0
Intevac Inc.             SBNTCV 144A04    461148AA6       833   "1,500,000"  PRN        Sole            0          0        0
Iomega Corp.             SBNTCV 6.75% 01  462030AA5       374     "365,000"  PRN        Sole            0          0        0
Kellstrom                SB NT CV 5.75%02 488035AC0    "6,756" "14,075,000"  PRN        Sole            0          0        0
Kellstrom                SBNTCV 5.5%03    488035AE6       509   "1,150,000"  PRN        Sole            0          0        0
Kerr McGee Corp.         SBDBCV 5.25% 10  492386AP2   "28,744" "22,995,000"  PRN        Sole            0          0        0
LSI Logic                SBNTCV 4.25%04   502161AD4    "7,195"  "3,650,000"  PRN        Sole            0          0        0
Lamar Advertising        NT CV 5.25% 06   512815AF8    "9,678"  "9,600,000"  PRN        Sole            0          0        0
Lattice Semiconductor    SUBNTCV 4.75%06  518415AC8    "5,534"  "3,800,000"  PRN        Sole            0          0        0
Lennar Corportion        SR DB CV ZERO 18 526057AA2    "6,321" "13,000,000"  PRN        Sole            0          0        0
MBL Intl Finance         GTD NT EXCH 3%02 55262XAA2    "3,503"  "3,385,000"  PRN        Sole            0          0        0
Magna International Inc. SUB DEB CV 5%02  559222AE4   "35,485" "36,255,000"  PRN        Sole            0          0        0
Magna International Inc. SBDBCV 4.875%05  559222AG9       941   "1,055,000"  PRN        Sole            0          0        0
Mail-Well Inc.           SUBNTCONV 5%02   560321AD3    "2,512"  "3,220,000"  PRN        Sole            0          0        0
NCS Healthcare Inc.      SBDBCV 5.75%04   628874AC3       956   "8,690,000"  PRN        Sole            0          0        0
Network Associates Inc.  SBDBCV ZRO 18    640938AB2    "2,918"  "7,630,000"  PRN        Sole            0          0        0
Office Depot Inc.        LYON SUB ZERO 07 676220AA4   "24,067" "38,975,000"  PRN        Sole            0          0        0
Ogden Corp.              SUB DEB CV 6%02  676346AC3    "1,188"  "1,350,000"  PRN        Sole            0          0        0
Omnicare Inc.            SUB DEB CV 5%07  681904AD0   "10,359" "13,905,000"  PRN        Sole            0          0        0
Pep Boys                 SUB LYON ZERO 11 713278AJ8   "14,068" "23,350,000"  PRN        Sole            0          0        0
Personnel Group          SBNTCV 5.75%04   715338AE9   "12,761" "26,311,000"  PRN        Sole            0          0        0
"Petsmart, Inc."         SB NT CV 6.75%04 716768AB2    "1,599"  "2,018,000"  PRN        Sole            0          0        0
Phoenix Investment Part. SUB DB CONV 6%15 719085AA0   "36,651" "19,015,000"  PRN        Sole            0          0        0
Phycor Inc.              SUBDBCV 4.5% 03  71940FAB6       520   "4,000,000"  PRN        Sole            0          0        0
Pride International Inc. SB DB CV ZERO 18 741932AB3    "1,810"  "4,000,000"  PRN        Sole            0          0        0
Providian Financial      SRNTCV 6.25%05   74406AAA0    "1,913"  "1,700,000"  PRN        Sole            0          0        0
Quadramed Corp.          SBDBCV 5.25%05   74730WAC5    "3,980"  "9,950,000"  PRN        Sole            0          0        0
"Quanta Services, Inc."  SUBNTCONV 4%07   74762EAA0    "1,185"  "1,500,000"  PRN        Sole            0          0        0
Radisys Corporation      SUBNTCV 144A07   750459AA7    "3,910"  "4,000,000"  PRN        Sole            0          0        0
Reptron Electronics Inc. SBNTCV 6.75%04   76026WAA7       638     "840,000"  PRN        Sole            0          0        0
Sanmina Corp.            SUBNTCV 4.25% 04 800907AB3   "10,450"  "4,750,000"  PRN        Sole            0          0        0
Seacor Holdings Inc.     SUBNTCV 5.375%06 811904AE1    "7,657"  "6,860,000"  PRN        Sole            0          0        0
Semtech Corp.            SUBNTCV 4.5%07   816850AD3    "5,532"  "4,800,000"  PRN        Sole            0          0        0
"Sepracor, Inc."         SUBDBCONV 7%05   817315AH7   "10,093"  "4,870,000"  PRN        Sole            0          0        0
Solectron Corp.          SR LYON ZERO 20  834182AK3   "21,900" "32,445,000"  PRN        Sole            0          0        0
SpaceHab Inc.            SUB NT CONV 8%07 846243AC7       181     "250,000"  PRN        Sole            0          0        0
Standard Commerical Corp SBDVCV 7.25% 07  853258AA9    "5,405"  "8,545,000"  PRN        Sole            0          0        0
Standard Motor Products  SBDBCV 6.75%09   853666AB1    "5,962" "11,040,000"  PRN        Sole            0          0        0
Sunbeam Corp.            SRSDCV ZERO 18   867071AD4       101   "1,000,000"  PRN        Sole            0          0        0
TVX Gold Inc.            NT LNKED CV 5%02 87308KAA9    "1,218"  "1,500,000"  PRN        Sole            0          0        0
Telefonos de Mexico      SRDBCV 4.25% 04  879403AD5    "7,839"  "6,240,000"  PRN        Sole            0          0        0
Terayon Comm. Systems    SBNTCV 144A07    880775AA9    "3,105"  "4,600,000"  PRN        Sole            0          0        0
Thermo Fibertek Inc.     SUBDBCV 144A04   88355WAA3   "18,346" "21,457,000"  PRN        Sole            0          0        0
Total Renal Care Hldg    SUB NT CONV 7%09 89151AAC1       377     "530,000"  PRN        Sole            0          0        0
TranSwitch Corporation   NTCV 144A 4.5%05 894065AA9    "3,686"  "3,000,000"  PRN        Sole            0          0        0
Triac Companies          SBDBCV ZERO 18   895918AB7   "21,156" "65,600,000"  PRN        Sole            0          0        0
U.S. Diagnostic Labs     SUBDBCONV 9%03   90328QAB4    "6,111"  "7,639,000"  PRN        Sole            0          0        0
Wellpoint Health Network SBDBCV ZRO 19    94973HAA6   "38,627" "49,050,000"  PRN        Sole            0          0        0
Young and Rubicam        SUBNTCONV 3%05   987425AC9   "23,130" "23,305,000"  PRN        Sole            0          0        0
Metromedia Int'l Group   COM              591695101         1      "29,671"  PRN        Sole         "29,671"      0        0
Treev Inc.               COM NEW          894692300       116      "17,722"  PRN        Sole         "17,722"      0        0

COLUMN TOTALS                                        "714,042"
